Variable Interest Entities And Preferred Securities Of Subsidiaries (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended		12 Months Ended	3 Months Ended	0 Months Ended	12 Months Ended
	Sep. 23, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 2001 Financing Entities [Member]	May 31, 2011 2002 Financing Entities [Member]	Dec. 31, 2011 2002 Financing Entities [Member]	Dec. 31, 2010 2002 Financing Entities [Member]	Dec. 31, 2006 Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2011 Variable Interest Entity, Not Primary Beneficiary [Member] Class B Interest In Entities [Member]	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary [Member] Class B Interest In Entities [Member]	Dec. 31, 2010 Variable Interest Entity, Not Primary Beneficiary [Member] 2001 Financing Entities [Member]	Dec. 31, 2006 Timber Notes [Member]	Dec. 31, 2001 Monetized Notes And Cash [Member] Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2011 Preferred Securities Of Subsidiaries [Member]	Mar. 31, 2003 Preferred Securities Of Subsidiaries [Member]	Dec. 31, 2011 Preferred Securities Of Subsidiaries [Member] 2001 Financing Entities [Member]	Dec. 31, 2010 Preferred Securities Of Subsidiaries [Member] 2001 Financing Entities [Member]	Dec. 31, 2011 2001 Monetized Notes [Member]	Mar. 31, 2011 2001 Monetized Notes [Member] 2001 Financing Entities [Member]	Mar. 16, 2011 2001 Monetized Notes [Member] Variable Interest Entity, Not Primary Beneficiary [Member]	Dec. 31, 2011 2002 Monetized Notes [Member]	Dec. 31, 2011 2002 Monetized Notes [Member] 2002 Financing Entities [Member]	Dec. 31, 2011 Floating Rate Notes [Member]	Dec. 31, 2010 Floating Rate Notes [Member]	Jan. 23, 2012 Societe Generale SA [Member] Timber Notes [Member]	Nov. 29, 2011 Llyods TSB Bank Plc [Member] Timber Notes [Member]	Oct. 07, 2011 Royal Bank Of Scotland Group Plc [Member] Timber Notes [Member]	Feb. 05, 2010 Royal Bank Of Scotland Group Plc [Member] Timber Notes [Member]
Variable Interest Entity [Line Items]
Forestlands average sales	163,000												5,600,000
Amount of consideration received									$ 4,800,000,000
Amount of consideration received from sale of notes																					499,000,000
Contribution of Class A interests in the Borrower Entities to other newly formed entities in December 2006									200,000,000
Contribution of International Paper promissory notes to other newly formed entities									400,000,000
Interests held in entities in December 2006									5,000,000,000
Letters of credit downgrade period of replacement		within 60 days																				credit must
Interest, offset against related debt obligations for one of the entities										5,200,000,000
Entities acquired International Paper debt obligations for cash									4,800,000,000					1,000,000,000
International Paper debt obligations held by the Entities									5,200,000,000	5,200,000,000
Long-term notes, maturity term																			10 years
Increase decrease in accounts and notes receivable, net																							441,000,000
Increase decrease in accounts and notes receivables		128,000,000	327,000,000	(604,000,000)																		191,000,000
Short-term notes outstanding								2,000,000
Notes matured																						191,000,000
Long-term notes, maturity date																			Mar. 16, 2011
Letters of credit issued																										666,000,000	1,200,000,000	1,600,000,000	1,400,000,000
Letters of credit issued, current capacity																												842,000,000
Letters of credit issued, remaining capacity																												797,000,000
Transferred notes (the Monetized Notes) and cash to entities in exchange for preferred interests														1,000,000,000
Purchase of preferred interest from external third party																	21,000,000
Payments of capital distribution						51,000,000
Percentage of interest in financing entities					100.00%	100.00%
Decrease in notes payable and current maturities of long-term debt due to purchase of preferred interest																				21,000,000
Increase in notes payable and current maturities of long-term debt							165,000,000
Decrease in long-term debt							211,000,000
Decrease in deferred tax liabilities due to sale of forestlands																				164,000,000		50,000,000
Long-term debt		9,189,000,000	8,358,000,000							92,000,000	129,000,000	19,000,000													445,000,000
Long term debt, current		719,000,000	313,000,000																					158,000,000
Short-term debt		719,000,000	313,000,000							38,000,000	38,000,000	2,000,000
Accounts and notes receivable, net																						252,000,000
Decrease in investments							486,000,000
Retained interest in financing entities								486,000,000										542,000,000
The percent of letters of credit supporting Timber Notes and Monetized Note that are cash collateralized		100.00%
Preferred securities issued to a private investor with future dividend payments based on LIBOR in March 2003																150,000,000
Forestlands acres held in United States initially by Southeast timber																1,500,000
Preferred third-party interest, included in noncontrolling interest		340,000,000	250,000,000												150,000,000
Distributions under preferred securities		$ 5,000,000	$ 5,000,000	$ 6,000,000